Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001857475
Document Period End Date	Mar. 31, 2025
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	6-K
Entity Registrant Name	Dole plc
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Dole plc
Entity File Number	001-40695
Document Period End Date	Mar. 31, 2025
Entity Address, Address Line One	29 North Anne Street, Dublin 7
Entity Address, Postal Zip Code	D07 PH36
Entity Address, Country	IE
Other Address
Document Information [Line Items]
Entity Address, Address Line One	200 S. Tryon St, Suite #600
Entity Address, Postal Zip Code	28202
Entity Address, Country	US
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC